As filed with the Securities and Exchange Commission on February 1, 2012

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[    ] Pre-Effective Amendment No. [    ] Post-Effective Amendment No.

RYDEX VARIABLE TRUST

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(301) 296-5100

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

County of New Castle

Copies to:

Richard M. Goldman

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

and

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, N.W.

Washington, D.C. 20004

Approximate Date of Proposed Public Offering: As soon as practicable after this

Registration Statement becomes effective.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Notice of Special Meeting of Shareholders of the Alternative Strategies Allocation Fund.

2.	Questions and Answers for Shareholders of the Alternative Strategies Allocation Fund.

3.	Combined Prospectus and Proxy Statement regarding the proposed reorganization of the Alternative Strategies Allocation Fund into the Multi-Hedged Strategies Fund.

4.	Exhibit A to the Combined Prospectus and Proxy Statement — Agreement and Plan of Reorganization.

5.	Statement of Additional Information regarding the proposed reorganization of the Alternative Strategies Allocation Fund into the Multi-Hedged Strategies Fund.

6.	Exhibit A to the Statement of Additional Information — Pro Forma Financial Statements.

7.	Part C Information.

8.	Exhibits.

------------------------------------------------------------------------------—

PART A

COMBINED PROSPECTUS AND PROXY STATEMENT

[February     , 2012]

------------------------------------------------------------------------------—

RYDEX VARIABLE TRUST

Alternative Strategies Allocation Fund

805 King Farm Boulevard

Rockville, Maryland 20850

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON [APRIL 10,] 2012

TO SHAREHOLDERS OF THE ALTERNATIVE STRATEGIES ALLOCATION FUND: A special meeting of shareholders (the “Special Meeting”) of the Alternative Strategies Allocation Fund (the “Acquired Fund”) will be held at 805 King Farm Boulevard, Suite 600, Rockville, Maryland, 20850 at 11:00 a.m. Eastern Time, on [April 10,] 2012 for the following purposes:

1.

To approve an Agreement and Plan of Reorganization which provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund to the Multi-Hedge Strategies Fund (the “Acquiring Fund”), a separate series of Rydex Variable Trust, in exchange for shares of the Acquiring Fund, (b) the distribution of shares of the Acquiring Fund pro rata by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund, and (c) the liquidation and termination of the Acquired Fund; and

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

  Item 1 is described in the attached Combined Prospectus and Proxy Statement.

The Board of Trustees of the Acquired Fund unanimously recommends that you vote in favor of the proposal.

The Board of Trustees of the Acquired Fund has fixed [Monday, February 13], 2012 as the record date for determination of shareholders entitled to vote at the Special Meeting.

By Order of the Board of Trustees,

/s/ Richard M. Goldman
Richard M. Goldman
Trustee and President
Rydex Variable Trust

February     , 2012

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE SPECIAL MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. YOU MAY ALSO CAST YOUR VOTE BY TELEPHONE OR THROUGH THE INTERNET. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE ACQUIRED FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

RYDEX VARIABLE TRUST

Alternative Strategies Allocation Fund

February __, 2012

Questions & Answers

The following questions and answers provide an overview of the proposal to reorganize the Alternative Strategies Allocation Fund (the “Acquired Fund”), a separate series of Rydex Variable Trust (the “Trust”), into the Multi-Hedge Strategies Fund (the “Acquiring Fund”), also a separate series of the Trust (the “Reorganization”). The Acquired Fund and the Acquiring Fund are available as investment options under variable annuity contracts and variable life insurance policies. We encourage you to read the full text of the Combined Prospectus and Proxy Statement that follows.

Q:        What are the Acquired Fund’s shareholders being asked to vote on?

A:        As a shareholder or owner of a variable annuity contract or variable life insurance policy that invests in the Acquired Fund as of [February 13], 2012 (the “Record Date”), you are being asked to consider and approve a proposal to reorganize the Acquired Fund into the Acquiring Fund. The Acquired Fund’s shareholders will vote on an Agreement and Plan of Reorganization dated as of             , 2012 (the “Plan”).

Q:        Do the Funds have similar investment objectives and principal strategies?

A:        The Funds have similar investment objectives. The Acquired Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The Acquiring Fund seeks long-term capital appreciation with less risk than traditional equity funds. The Funds, however, seek to achieve their investment objectives by pursuing different principal investment strategies. The primary difference is that the Acquired Fund is structured as a fund of funds that seeks to achieve its investment objective by investing principally in a portfolio of affiliated and unaffiliated funds, including the Acquiring Fund. The Acquiring Fund seeks to achieve its investment objective by investing primarily in domestic and foreign common stock and other instruments directly. The differences between the Funds’ investment objectives, principal investment strategies, and principal risks are discussed in greater detail in the Combined Prospectus and Proxy Statement.

Q:        Are there differences in the management of the Funds?

A:        There are no differences in the management of the Funds. Each Fund is managed by Security Investors, LLC, which operates under the name Rydex Investments (the “Advisor”). In addition, the same team of portfolio managers is responsible for the day-to-day management of the Acquired Fund and the Acquiring Fund. Each Fund is also a separate series of the Trust. As a result, the Funds share a Board of Trustees, which is responsible for the supervision of the management and affairs of the Funds and the Trust.

i

Q:        How will the Reorganization affect Fund fees and expenses?

A:        Assuming the Reorganization occurs on or after [April 20], 2012 (the “Closing Date”), the Acquiring Fund would have total annual fund operating expenses, after taking into account the applicable contractual fee waiver and excluding short sales dividend and interest expense, that are expected to be lower than those of the Acquired Fund prior to the Reorganization, as of February __, 2012.

Q:        Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A:        No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q:        What is the anticipated timing of the Reorganization?

A:        The special meeting of shareholders of the Acquired Fund (the “Special Meeting”) to consider the proposed Reorganization is scheduled to occur on [April 10], 2012. If all necessary approvals are obtained, the proposed Reorganization will take place at the close of business on or after the Closing Date.

Q:        What will happen to my investment in the Alternative Strategies Allocation Fund if the proposed Reorganization is approved?

A:        If the Reorganization is approved, you will become a shareholder of the Acquiring Fund on or after the Closing Date, and will no longer be a shareholder of the Acquired Fund. You will receive shares of the Acquiring Fund with a value equal to the value of your investment in shares of the Acquired Fund that you currently own. You will receive shares of the Acquiring Fund with a value equal to the value of your investment in the Acquired Fund as of 4:00 p.m., Eastern Time on the Closing Date (the “Effective Time”). Following the distribution of Acquiring Fund shares, the Acquired Fund will cease operations and be liquidated.

If the Reorganization is approved by shareholders of the Acquired Fund, Acquired Fund shareholders who do not wish to have their shares exchanged for shares of the Acquiring Fund as part of the Reorganization should redeem or exchange their shares prior to the consummation of the Reorganization.

As noted above, the Acquired Fund and the Acquiring Fund are part of the same family of funds (the “Rydex|SGI Funds”) managed by the Advisor. If the Reorganization is consummated, shareholders of the former Acquired Fund will continue to enjoy, as shareholders of the Acquiring Fund, the same quality of support services that they have enjoyed in the past.

Q:        What happens if the Reorganization is not approved?

A:        If shareholders of the Acquired Fund do not approve the Reorganization, the Reorganization will not take effect and the Acquired Fund’s Board of Trustees will determine what, if any, additional action should be taken with respect to the Acquired Fund. Such action may include the liquidation of the Acquired Fund.

Q:        How does the Board recommend I vote?

A:        The Board of Trustees of the Acquired Fund and the Acquiring Fund (the “Board”), including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) recommends that you vote FOR the proposed Reorganization. After considering, among other factors, the terms and conditions of the proposed Reorganization, the Board believes that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders. In reaching this conclusion, the Board determined that reorganizing the Acquired Fund into the Acquiring Fund offers potential benefits to the Acquired Fund’s shareholders and will not dilute the interests of the current shareholders of the Acquired Fund.

Q:        Who will pay the expenses of the proposed Reorganization?

A:        The Advisor, or its affiliates, and not the Acquired Fund or the Acquiring Fund, will pay the expenses directly related to the proposed Reorganization.

Q:        Who will receive the Combined Prospectus and Proxy Statement?

A:        The Combined Prospectus and Proxy Statement has been mailed to shareholders and contract owners that held shares of record of the Acquired Fund on the Record Date, and accordingly have the right to vote on the proposed Reorganization.

Q:        What are the costs and federal tax implications to shareholders in connection with the proposed Reorganization?

A:        All fees and expenses incurred directly in connection with the consummation of the proposed Reorganization and the transactions contemplated by the Plan will be borne by the Advisor, without regard to whether the Reorganization is consummated. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund and its shareholders. Such expenses are expected to be minimal.

The Reorganization is intended to be a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended. Immediately prior to the Reorganization, the Acquired Fund will declare and pay a final distribution to the Acquired Fund’s shareholders of all of the Acquired Fund’s investment company taxable income for taxable years ending on or before the closing of the Reorganization and all of the Acquired Fund’s net capital gain, if any, recognized in those years. The sale of securities by the Acquired Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution that the Acquired Fund makes prior to the Reorganization.

A variable annuity contract owner or variable insurance policy owner should consult the prospectus for his or her contract or policy on the federal tax consequences of owning the contract or policy. Contract and policy owners should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to U.S. federal income tax consequences.

Q:        Whom do I contact if I have questions?

A:        For questions about this Combined Prospectus and Proxy Statement or about how to vote your shares, please contact our proxy information line at 1-800-813-9373. Representatives are available to take your call Monday through Friday, 9 a.m. to 9 p.m., Eastern Time.

COMBINED PROSPECTUS AND PROXY STATEMENT

February __, 2012

Acquisition of the assets and stated liabilities of the

ALTERNATIVE STRATEGIES ALLOCATION FUND,

a series of Rydex Variable Trust

801 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 or 301-296-5100

By and in exchange for shares of the

Multi-Hedge Strategies Fund,

a series of Rydex Variable Trust

801 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 or 301-296-5100

This Combined Prospectus and Proxy Statement describes the proposed reorganization (the “Reorganization”), pursuant to an Agreement and Plan of Reorganization (the “Plan”), of the Alternative Strategies Allocation Fund, a separate series of Rydex Variable Trust (the “Trust”) into the Multi-Hedge Strategies Fund, also a separate series of the Trust. Under the Plan, the Alternative Strategies Allocation Fund would transfer all of its assets and stated liabilities to the Multi-Hedge Strategies Fund in exchange for shares of the Multi-Hedge Strategies Fund.

In this Combined Prospectus and Proxy Statement, the Multi-Hedge Strategies Fund is referred to as the “Acquiring Fund” and the Alternative Strategies Allocation Fund is referred to as the “Acquired Fund.” The Acquired Fund and Acquiring Fund also may be collectively referred to as the “Funds,” or individually as a “Fund.” The Acquired Fund and the Acquiring Fund are both registered open-end management investment companies. The Funds are used solely as investment vehicles for variable annuity and variable life insurance contracts issued by certain life insurance companies. If the proposed Reorganization is approved, the Acquired Fund will receive shares of the Acquiring Fund in exchange for the transfer of its assets to the Acquiring Fund. Shares of the Acquiring Fund will then be distributed pro rata by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund. As a result of the Reorganization, each owner of shares of the Acquired Fund will become the owner of shares of the Acquiring Fund having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Fund at the close of business on [April 20, 2012] or such other date as agreed upon in writing by the Acquired Fund and the Acquiring Fund (the “Closing Date”). The Plan is attached to this Combined Prospectus and Proxy Statement as Exhibit A.

This Combined Prospectus and Proxy Statement sets forth concisely the information about the Acquired Fund and the Acquiring Fund that a prospective investor should know before voting on the proposed Reorganization and investing in the Acquiring Fund, and should be retained for future reference.

The following documents containing additional information about the Acquiring Fund and the Acquired Fund, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into and, thus, legally considered to be part of this Combined Prospectus and Proxy Statement:

•        the Statement of Additional Information dated February         , 2012 (the “Reorganization SAI”), relating to this Combined Prospectus and Proxy Statement;

•        the Prospectus relating to shares of each Fund, dated May 1, 2011, as amended from time to time (the “Fund Prospectus”);

•        the Statement of Additional Information relating to shares of each Fund, dated May 1, 2011, as amended from time to time (the “Fund SAI”);

•        the Annual Report to Shareholders of each Fund for the fiscal year ended December 31, 2010; and

•        the Semi-Annual Report to Shareholders of each Fund for the fiscal period ended June 30, 2011.

Copies of these materials and other information about the Acquired Fund and the Acquiring Fund may be obtained without charge by writing or by calling the Acquiring Fund or the Acquired Fund at the addresses and telephone numbers shown on the previous page.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passes upon the accuracy or adequacy of this Combined Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus and Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

-i-

TABLE OF CONTENTS

(continued)

-ii-

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Prospectus and Proxy Statement, or incorporated herein by reference into this Combined Prospectus and Proxy Statement. A copy of the Plan is attached to this Combined Prospectus and Proxy Statement as Exhibit A. For more complete information, please read the Fund Prospectus, which accompanies this Combined Prospectus and Proxy Statement, and the Reorganization SAI.

Each Fund is an open-end management investment company registered with the SEC. The Acquired Fund is a diversified fund and the Acquiring Fund is not, which means that the Acquiring Fund can invest a greater portion of its assets in securities of individual issuers than a diversified fund. Each Fund is a separate series of the Trust, a Delaware statutory trust. The Funds are used solely as investment vehicles for variable annuity and variable life insurance contracts issued by certain life insurance companies. As discussed in more detail below, each Fund seeks to achieve its investment objective by obtaining exposure to alternative investment strategies, or strategies traditionally employed by hedge funds. The Acquired Fund seeks to obtain such exposure, as well as exposure to non-traditional asset classes, primarily through its investment in other funds, while the Acquiring Fund seeks to obtain such exposure through direct investments in common stock and other instruments. Additional information about the Funds’ investment objectives and principal investment strategies is included below.

Reasons for the Proposed Reorganization

At a meeting held on November 21, 2011, Security Investors, LLC (the “Advisor”), the investment adviser to both the Acquired Fund and Acquiring Fund, presented its reasoning for the proposed reorganization of the Acquired Fund into the Acquiring Fund. Among the reasons provided, and the factors discussed, were: (i) the long-term viability of the Acquired Fund due to its small asset size; (ii) the Acquired Fund’s and Acquiring Fund’s similar investment objectives and investment methodologies; (iii) the Acquiring Fund’s outperformance of the Acquired Fund; (iv) the lesser total operating expenses, after taking into account the applicable contractual fee waiver and excluding short sales dividend and interest expense (short sales dividend and interest expense has been excluded for purposes of this comparison because it does not represent a fee that is charged to the shareholder by the Advisor or other service provider), of the Acquiring Fund; and (v) the fact that shareholders of the Acquired Fund will continue to enjoy the same services and benefits provided to them as shareholders of the Acquiring Fund.

After considering the Advisor’s presentation, the Board of Trustees of the Acquired Fund and the Acquiring Fund (the “Board”), including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) determined that that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders. In reaching this conclusion, the Board determined that reorganizing the Acquired Fund into the Acquiring Fund offers potential benefits to the Acquired Fund’s shareholders and will not dilute the interests of the current shareholders of the Acquired Fund. The Board, therefore, unanimously recommends that you vote for the approval of the Reorganization.

The Reorganization

The Plan governs the Reorganization and provides that the Acquiring Fund would acquire all of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the Acquired Fund. The Acquired Fund would then distribute on a pro rata basis the Acquiring Fund shares to its shareholders in complete liquidation and termination of the Acquired Fund. The Reorganization is subject to a number of conditions, including the approval of the Acquired Fund’s shareholders.

As a result of the Reorganization, the Acquired Fund’s shareholders will become shareholders of the Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares having a total dollar value equal to the total dollar value of the shares of the Acquired Fund that the shareholder held immediately before the Reorganization. If approved, the Reorganization is expected to occur on or after the Closing Date. The exchange of Acquired Fund shares for Acquiring Fund shares in the Reorganization is expected to be tax-free for federal income tax purposes. The Advisor also has agreed to bear all customary expenses of the Reorganization. Therefore, neither of the Funds, or their respective shareholders, is expected to bear those expenses. The Funds, however, ordinarily bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money, and will bear these expenses and any extraordinary expenses that may be associated with the Reorganization.

The Acquired Fund’s portfolio holdings are not identical to the portfolio holdings of the Acquiring Fund. As a result, the Advisor may redeem in-kind certain of the Acquired Fund’s portfolio investments, so that the Acquiring Fund may accept the Acquired Fund’s assets. It also may be necessary to dispose of or purchase certain investments. The possible need for the Acquired Fund to dispose of certain portfolio investments prior to the Reorganization could result in the Advisor selling such portfolio investments at a disadvantageous time.

For more information about the Reorganization, see “Information About the Reorganization.”

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Comparative Fee Table

Like all mutual funds, the Acquired Fund and the Acquiring Fund incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. The table below describes (1) the fees and expenses of each Fund for the fiscal year ended December 31, 2010; and (2) the pro forma fees and expenses of the Acquiring Fund, after giving effect to the Reorganization based on pro forma net assets for the twelve month period ended December 31 2011.

As part of its agreement with the Trust, the Advisor pays all expenses of the Acquired Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense and extraordinary expenses. Had this arrangement not been in place, the Acquired Fund’s Other Expenses and, thus, Total Annual Operating Expenses would have been higher.

Pro forma expense ratios shown should not be considered an actual representation of future expenses or performance. Such pro forma expense ratios project anticipated asset and expense levels, but actual ratios may be greater or less than those shown.

	Acquired Fund	Acquiring Fund	Acquiring Fund Pro Forma Combined
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	1.28%*	1.26%*
Distribution (12b-1) and Shareholder Service Fees	None	None	None
Other Expenses	None	2.11%	1.29%
Other Expenses of the Fund	None	0.00%	0.02%
Other Expenses of the Subsidiary	N/A	0.02%	0.00%
Short Sales Dividend and Interest Expense	N/A	2.09%	1.27%
Acquired Fund Fees and Expenses	1.60%	0.14%	0.16%
Total Annual Fund Operating Expenses**	1.60%	3.53%	2.71%
Fee Waiver and/or Expense Reimbursement***	N/A	0.13%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.60%	3.40%	2.60%
*	Includes Management Fees of the Acquiring Fund and the Acquiring Fund’s Subsidiary, as that term is defined below.
**

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

***

The Advisor has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Explanation of Short Sales Dividend and Interest Expense. Short sales dividend and interest expense is incurred when the Acquiring Fund short sells a security to gain the inverse exposure necessary to meet its investment objective. The Acquiring Fund must pay out the dividend rate on an equity security, the coupon rate of a fixed income security, and interest expense associated with either, to the lender and records these as an expense of the Fund and reflects these expenses in its financial statements. However, any such dividend or interest expense on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Acquiring Fund’s unrealized gain or reducing the Acquiring Fund’s unrealized loss on its short sale transaction. “Short Sales Dividend and Interest Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Comparative Expense Example

This Example is intended to help you compare the cost of investing in shares of the Acquired Fund and the Acquiring Fund.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses as shown in the Comparative Fee Table above remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Acquired Fund	Acquiring Fund	Acquiring Fund Pro Forma Combined
1 Year	$163	$341	$263
3 Years	$505	$1,039	$808
5 Years	$871	$1,760	$1,380
10 Years	$1,900	$3,667	$2,934

Comparison of Investment Objectives and Policies of the Acquired Fund and Acquiring Fund

The Funds have similar investment objectives, but seek to achieve their investment objectives by pursuing different principal investment strategies. The primary difference in the Funds’ principal investment strategies is that the Acquired Fund is structured as a “fund of funds” that seeks to achieve its investment objective by investing principally in a portfolio of affiliated and unaffiliated funds, including the Acquiring Fund. The Acquiring Fund is not structured as a fund of funds. Rather, it seeks to achieve its investment objective by investing primarily in domestic and foreign common stock and other instruments directly. The Acquiring Fund also invests up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) for the purpose of obtaining exposure to the global commodities markets.

With the exception of the fact that the Acquired Fund is a diversified fund, and thus, subject to an investment limitation with respect to 75% of its total assets, the Acquired Fund’s fundamental investment policies are substantially similar to those of the Acquiring Fund. For a detailed discussion of the similarities and differences between the Funds’ investment objectives, principal investment strategies, policies and fundamental investment restrictions, see

“Information about the Acquired Fund and the Acquiring Fund – Comparison of the Investment Objectives and Principal Investment Strategies” and “Comparison of Fundamental Investment Limitations” and the Fund Prospectus which accompanies this Combined Prospectus and Proxy Statement.

Comparison of the Service Providers of the Acquired Fund and Acquiring Fund

The Acquired Fund and Acquiring Fund are managed by the same investment adviser and share the same administrator, distributor, transfer agent and other service providers. For a discussion of the service providers to the Acquired Fund and the Acquiring Fund, see “Information About the Acquired Fund and the Acquiring Fund – Information on Investment Advisory Arrangements and Other Service Providers” and the Fund Prospectus which accompanies this Combined Prospectus and Proxy Statement.

Comparison of the Shareholder Transactions and Services of the Acquired Fund and Acquiring Fund

The purchase, redemption, dividend and other policies and procedures of the Acquired Fund are identical to those of the Acquiring Fund. For more information, see “Information About the Acquired Fund and the Acquiring Fund – Purchase, Redemption and Valuation of Fund Shares” and “Distribution Arrangements.”

Federal Income Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Acquired Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets). As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will receive an opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, to that effect. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position. The sale of securities prior to the Reorganization could result in the Acquired Fund realizing gains or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transaction costs that would be borne by the Acquired Fund and its shareholders. Any such expenses are expected to be minimal.

With respect to any of the portfolio assets of the Acquired Fund that are sold (or deemed sold by reason of marking to market of certain assets upon the termination of the Acquired Fund’s taxable year) by the Acquired Fund in connection with the Reorganization, the tax impact of such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any gains will be distributed to the Acquired Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains) during or with respect to the year of sale (or deemed sale) [(after taking into consideration loss carry forward], and such distributions will be taxable to shareholders.

Since its inception, each of the Acquired Fund and the Acquiring Fund have complied with the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), and each Fund believes it has qualified as a “regulated investment company” (“RIC”) under the Code. Accordingly, each of the Acquired Fund and the Acquiring Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

A variable annuity contract owner or variable insurance policy owner should consult the prospectus for his or her contract or policy on the federal tax consequences of owning the contract or policy. Contract and policy owners should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to U.S. federal income tax consequences.

Voting Information

The Acquired Fund Trustees are furnishing this Combined Prospectus and Proxy Statement in connection with the solicitation of proxies. Only shareholders of record at the close of business on [February 13], 2012 (the “Record Date”), will be entitled to vote at the special meeting of shareholders. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Acquired Fund a written notice of revocation or a subsequently executed proxy or by attending the special meeting of shareholders and voting in person. For additional information, see “About the Proxy Solicitation and the Special Meeting” below.

PRINCIPAL RISK FACTORS

Comparison of the Principal Risks Associated with Investments in the Acquired Fund and Acquiring Fund

The Acquired Fund and the Acquiring Fund are subject to a number of the same principal risk factors. However, each of the Acquired Fund and the Acquiring Fund is also subject to several risks that are not common to both Funds. The Acquired Fund, in particular, is subject to several principal risks that are attributable to the Acquired Fund’s structure as a “fund of funds” and, thus, not common to both Funds. The table below sets forth a summary of the principal risk factors that are common to both Funds, as well those that are specific to either the Acquired Fund or the Acquiring Fund.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Commodity-Linked Derivative Investment Risk

The Fund and certain of the underlying funds may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk

Each Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Each Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to a Fund, and in the case of the Acquired Fund, certain of the underlying funds, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk

Each Fund’s, and in the case of the Acquired Fund, certain of the underlying funds’, indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Each Fund and certain of the Acquired Fund’s underlying funds also may incur transaction costs in connection with an underlying fund’s conversions between various currencies.

Depositary Receipt Risk

Each Fund, and in the case of the Acquired Fund, certain of the underlying funds, may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s or in an underlying fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Derivatives Risk

Each Fund’s, and in the case of the Acquired Fund, certain of the underlying funds’, investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk

Each Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk

Each Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk

The Acquiring Fund’s, and in the case of the Acquired Fund, an underlying fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund’s or an underlying fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk

Each Fund, and in the case of the Acquired Fund, certain of the underlying funds, may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk

Each Fund, and in the case of the Acquired Fund, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Investment in Investment Companies Risk

Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Large-Capitalization Securities Risk

Each Fund, and in the case of the Acquired Fund, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk

Each Fund achieves leveraged exposure generally, and certain of the Acquired Fund’s underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. Each Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain of the Acquired Fund underlying funds’ investment strategies, the use of such instruments may expose the underlying fund and thus, the Acquired Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Market Risk

Each Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk	Each Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.
OTC Trading Risk

Certain of the derivatives in which each Fund, and in the case of the Acquired Fund, certain of the underlying funds, may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Short Sales Risk

Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect each Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk	Each Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.
Tax Risk

The Fund, and in the case of the Acquired Fund, certain of the underlying funds, currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under Subchapter M of the Code. If the Fund, the Acquired Fund or an underlying fund fails to meet the qualifying income test to be treated as a RIC, such entity may be subject to corporate level taxes unless it is eligible for certain relief provisions under the Code. The payment of such taxes would likely affect the returns on the Fund, the Acquired Fund and the underlying funds.

The Fund, the Acquired Fund and the underlying funds must also meet the diversification and other requirements under Section 817(h) of the Code. The failure of nay of these entities to meet these requirements may affect the tax status of any variable annuity contract or variable life insurance policy backed by an investment in the Fund, the Acquired Fund or the underlying funds.

Trading Halt Risk

If a trading halt occurs, each Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Principal Risk Factors Specific to the Acquiring Fund
Investment in the Subsidiary Risk

The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Non-Diversification Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Portfolio Turnover Risk

The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Principal Risk Factors Specific to the Acquired Fund
Conflicts of Interest Risk

The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Energy Sector Concentration Risk

To the extent that certain of the underlying funds’ investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk	The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity

Principal Risk Factors Specific to the Acquired Fund

in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s or an underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fund of Funds Risk

By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Growth Stocks Risk

Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Initial Public Offering (“IPO”) Risk

Certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on an underlying fund’s, and thus the Fund’s, performance likely will decrease as the underlying fund’s asset size increases, which could reduce the Fund’s total returns. Because the prices of IPO shares frequently are volatile, the underlying funds may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The underlying funds’ investments in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

Liquidity Risk	In certain circumstances, it may be difficult for the Fund to

Principal Risk Factors Specific to the Acquired Fund

purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Real Estate Concentration Risk

To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Tracking Error Risk

The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective benchmarks, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying funds’ performance to be less than you expect.

Value Stocks Risk	Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Proposed Reorganization

The Advisor believes that the shareholders of the Acquired Fund and the Acquiring Fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Acquired Fund’s and the Acquiring Fund’s assets in the Reorganization, than by continuing to operate the Funds separately. The Advisor also believes that the Acquiring Fund’s investment objective and principal investment strategies are compatible with those of the Acquired Fund making the Acquiring Fund an ideal recipient for the Acquired Fund’s assets and shareholders. The Advisor further believes that it is in the best interests of the Acquired Fund to combine its assets with the Acquiring Fund because total operating expenses (excluding short sales dividend and interest expense) for each class of shares of the Acquiring Fund (after giving effect to all applicable contractual and voluntary expense limitation provisions) are expected to be lower than those of the Acquired Fund prior to the Reorganization.

At a meeting held on November 21, 2011, the Advisor presented its reasoning for reorganizing the Acquired Fund into the Acquiring Fund. Among the reasons provided, and the factors discussed, were: (i) the long-term viability of the Acquired Fund due to its small asset size; (ii) the Acquired Fund’s and the Acquiring Fund’s similar investment objectives and investment methodologies; (iii) the Acquiring Fund’s outperformance of the Acquired Fund; (iv) the lesser total operating expenses, after taking into account the applicable contractual fee waiver and excluding short sales dividend and interest expense (short sales dividend and interest expense has been excluded for purposes of this comparison because it does not represent a fee that is charged to the shareholder by the Advisor or other service provider), of the Acquiring Fund; and (v) the fact that shareholders of the Acquired Fund will continue to enjoy the same services and benefits provided to them as shareholders of the Acquiring Fund.

In connection with the meeting, the Board was provided, in advance of the meeting, detailed information about the proposed Reorganization, including information regarding: (1) the investment objectives and policies of the Acquiring Fund and their relative compatibility with those of the Acquired Fund; (2) the historical investment performance records of the Acquired Fund and the Acquiring Fund; (3) the investment advisory and total expenses payable and paid by the Acquiring Fund (including pro forma expense information), as compared with those of the Acquired Fund; (4) the current size of the Acquiring Fund and the prospects for its future growth, as compared to the Acquired Fund; (5) alternatives to the Reorganization, including liquidating the Acquired Fund; and (6) the terms of the proposed Plan.

After considering the Advisor’s presentation, the Board, including the Independent Trustees, determined that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders. In reaching this conclusion, the Board determined that reorganizing the Acquired Fund into the Acquiring Fund offers potential benefits to the Acquired Fund’s shareholders and will not dilute the interests of the current shareholders of the Acquired Fund. The Acquired Fund Board’s conclusion was based on a number of factors, including the following:

•

The Reorganization will enable shareholders of the Acquired Fund to continue their investment in a mutual fund - the Acquiring Fund - that has similar investment objectives, policies and risks as the Acquired Fund.

•

The potential for the Acquiring Fund to have a larger asset base and improved prospects for growth, efficient management and attendant reductions in overall expenses following the consummation of the Reorganization.

•

The historical investment performance record of the Acquiring Fund for the periods reviewed generally compared favorably to that of the Acquired Fund, although there is no guarantee or assurance as to the future performance of the Acquiring Fund.

•

As a result of the Reorganization, each shareholder of the Acquired Fund would hold, immediately after the Reorganization, shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the shares of the Acquired Fund held immediately before the Reorganization.

•	The Reorganization is expected to be tax-free, for federal income tax purposes, for the Acquired Fund and its shareholders.

•

The fees and expenses associated with the participation of the Acquired Fund and the Acquiring Fund in the Reorganization will be borne and paid by the Advisor and/or its affiliates. As a result, the Acquired Fund would not bear any of the expenses of the proposed Reorganization, except for the indirect costs of brokerage commissions to the extent the Acquired Fund buys or sells portfolio securities in anticipation of the Reorganization.

On the basis of the foregoing and other representations and information provided to the Board and its evaluation of those representations and information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganization and the Plan with respect to the Acquired Fund and to recommend that the shareholders of the Acquired Fund also approve the Reorganization. The Board, therefore, unanimously recommends that you vote for the approval of the Reorganization.

Description of the Agreement and Plan of Reorganization

The Plan provides for the Reorganization to occur on or after the close of business on the Closing Date. On or after the Closing Date, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund solely in exchange for (i) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) shares of the Acquiring Fund. The value of the Acquired Fund’s assets to be transferred to and acquired by the Acquiring Fund shall be the value of such assets as of the Effective Time using the valuation procedures described in the Fund Prospectus and Fund SAI, or such other valuation procedures as the Acquired Fund and the Acquiring Fund shall mutually agree. The valuation procedures of the Acquired Fund and Acquiring Fund are identical.

Upon the transfer of the Acquired Fund’s assets, the Acquiring Fund will simultaneously (i) issue to the Acquired Fund a number of full and fractional shares of the Acquiring Fund equal in value to the aggregate NAV of the Acquired Fund calculated as of the Effective Time and (ii) assume only the accrued and unpaid liabilities of the Acquired Fund set forth in the Acquired Fund’s statement of assets and liabilities as of the Effective Time.

The Acquired Fund will immediately distribute to its shareholders of record a pro rata portion of the Acquiring Fund shares received in complete liquidation of the Acquired Fund. As a result, each shareholder of the Acquired Fund will receive a number of shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder.

The transfer of shareholder accounts from the Acquired Fund to the Acquiring Fund will occur automatically. It is not necessary for Acquired Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds’ portfolios.

The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the Acquired Fund’s shareholders; and (ii) receipt by the Acquired Fund and the Acquiring Fund of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, concerning the federal income tax consequences of the Reorganization. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interest of the shareholders of a Fund.

All expenses that are solely and directly related to the Reorganization will be borne and paid by the Advisor, without regard to whether the Reorganization is consummated. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by the Reorganization and the Plan: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of the Plan; (ii) expenses associated with the preparation and filing of the Registration Statement under the Securities Act of 1933, as amended, covering the Acquiring Fund shares to be issued pursuant to the provisions of the Plan; (iii) registration or qualification of the fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of this Combined Prospectus and Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by the Plan will be borne by the party incurring such fees and expenses. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund and its shareholders.

If the Reorganization is approved by shareholders of the Acquired Fund, Acquired Fund shareholders who do not wish to have their shares exchanged for shares of the Acquiring Fund as part of the Reorganization should redeem or exchange their shares prior to the consummation of the Reorganization. If you redeem or exchange your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for the shares, unless you are a tax-exempt investor.

The foregoing discussion of the terms of the Plan is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Each Fund’s Share Class and Capitalization

Shares of the Acquiring Fund to be issued to shareholders of the Acquired Fund under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. For additional information about shares of the Acquiring Fund, please refer to the Fund Prospectus, which accompanies this Combined Prospectus and Proxy Statement.

The following table sets forth the unaudited capitalization of the Acquired Fund’s shares and the Acquiring Fund’s shares as of December 31, 2011 and on a pro forma combined basis after giving effect to the Reorganization as of that date:

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments*	Multi-Hedge Strategies Fund Pro Forma Combined
Net Assets	$6,326,799	$18,622,521	$(982,405)	$23,966,915
Shares Outstanding	335,028	845,668	(92,322)	1,088,374
Net Asset Value Per Share	$18.88	$22.02	N/A	$22.02

*	Pro Forma combined net assets are reduced by the amount of the Acquired Fund’s position held in the Acquiring Fund as of December 31, 2011.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the NAV and number of shares outstanding of each Fund at the time of the Reorganization.

Federal Income Tax Consequences

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Acquired Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, that the Reorganization should be a “reorganization” within the meaning of Section 368(a) of the Code and that the Acquired Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•    No gain or loss should be recognized by the Acquired Fund or by the Acquiring Fund upon the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund, except for (i) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (ii) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (iii) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Acquired Fund.

•    No gain or loss should be recognized by a shareholder of the Acquired Fund who exchanges all of its shares of the Acquired Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.

•    The tax basis of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund pursuant to the Reorganization (including any fractional share) should be the same as the tax basis of the shares of the Acquired Fund surrendered in exchange therefore.

•    The holding period of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund pursuant to the Reorganization (including any fractional share) should include the holding period of the shares of the Acquired Fund surrendered in exchange therefore.

•    The Acquiring Fund’s tax basis in assets of the Acquired Fund received by the Acquiring Fund pursuant to the Reorganization should, in each instance, equal the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Acquired Fund upon the transfer, and the Acquiring Fund’s holding period for such assets should, in each instance, include the period during which the assets were held by the Acquired Fund, except for any assets which may be marked to market for federal income tax purposes on the termination of the Acquired Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering such opinion, Morgan, Lewis & Bockius LLP will also rely upon certain representations of the management of the Acquiring Fund and the Acquired Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. The opinion will not express an opinion as to the tax effects to the Acquired Fund or the Acquiring Fund from the marking to market of certain categories of assets as of the closing of the taxable year of the Acquired Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Acquired Fund and its shareholders.

Prior to the Closing Date, the Acquired Fund will declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).

A portion of the portfolio assets of the Acquired Fund may be sold in connection with the Reorganization, and a portion of such assets may be required to be marked to market as a result of the termination of the Acquired Fund’s taxable year or as a result of the transfer of certain assets in the Reorganization. The tax impact of any such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in these sales (or deemed sales) on a net basis will be distributed to the Acquired Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale (or deemed sale) and prior to or on the date of the Reorganization, and such distributions will be taxable to shareholders of the Acquired Fund.

At December 31, 2010, the Acquiring Fund and Acquired Fund had capital loss carryforwards of $10,434,593 and $571,528, respectively. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, the Acquiring Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

A variable annuity contract owner or variable insurance policy owner should consult the prospectus for his or her contract or policy on the federal tax consequences of owning the contract or policy. Contract and policy owners should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to U.S. federal income tax consequences.

Comparative Information on Shareholders’ Rights

The Acquired Fund and the Acquiring Fund are each separate series of the Trust. The Trust was established as a statutory trust under the laws of the State of Delaware. The rights of shareholders of the Acquired Fund and the Acquiring Fund are defined by the Trust’s Agreement and Declaration of Trust and By-Laws. Because the Funds operate pursuant to the same Agreement and Declaration of Trust and By-Laws, the rights of shareholders of the Acquired Fund and Acquiring Fund are identical, and will not change as a result of the Reorganization.

INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

Acquired Fund and Acquiring Fund Investment Objectives and Principal Investment Strategies

Investment Objectives

The investment objectives of the Acquiring Fund and the Acquired Fund are similar. The Acquired Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The Acquiring Fund seeks long-term capital appreciation with less risk than traditional equity funds. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies

Each Fund seeks to achieve its investment objective generally by obtaining exposure to alternative investment strategies, or strategies traditionally employed by hedge funds. The Funds, however, differ in how they obtain such exposure. The primary difference is that the Acquired Fund is structured as a “fund of funds” that seeks to obtain such exposure, as well as exposure to non-traditional asset classes, by investing principally in a portfolio of affiliated and unaffiliated funds. In contrast, the Acquiring Fund is not structured as a fund of funds and seeks to obtain such exposure by investing primarily in domestic and foreign common stock and other instruments directly. The Acquiring Fund, however, also may and does invest in other funds. The Acquiring Fund also invests up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) for the purpose of obtaining exposure to the global commodities markets.

The similarities and differences between the Acquired Fund’s and the Acquiring Fund’s principal investment strategies are set forth in the table below. A complete description of each Fund’s principal investment strategies is included in the Fund Prospectus, which accompanies this Combined Prospectus and Proxy Statement, and can be located on the Funds’ website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Acquired Fund	Acquiring Fund
• The Acquired Fund is structured as a “fund of funds” that invests in a portfolio of affiliated and unaffiliated funds, including registered and unregistered funds and commodity pools.

•   The Acquiring Fund is not structured as a “fund of funds”, but seeks to allocate its assets among multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds.

•   The Acquired Fund selects its investments using a proprietary asset allocation methodology that seeks to allocate the Fund’s assets among underlying funds that emphasize alternative or non-traditional asset classes and investment strategies according to the degree of risk associated with each underlying fund and current market conditions.

• The Acquiring Fund selects investment strategies and allocates its investments using a proprietary evaluation of the strategies’ risk and return characteristics.
• The following are the alternative and non-traditional asset classes and strategies that the Acquired Fund may have exposure to: • Market Neutral • Long/Short Equity	• The following is a list of the primary investment strategies that the Acquiring Fund may seek exposure to: • Long/Short Equity • Equity Market Neutral • Fixed Income Strategies

Acquired Fund	Acquiring Fund
• Merger Arbitrage • Commodities • Currency Arbitrage • Global Macro • Fixed Income Arbitrage • Managed Futures • Real Estate	• Merger Arbitrage • Global Macro
• The Acquired Fund also may invest in: • American Depositary Receipts (ADRs) • Derivatives (e.g., futures, index swaps, options on securities) • ETNs • U.S. government securities • cash

•    The Acquiring Fund also may invest in:

•      American Depositary Receipts (ADRs)

•      Derivatives (e.g., futures, index swaps, options on securities)

•      investment companies (e.g., ETFs)

•      ETNs

•      small-, mid-, and large-cap common stock

•      currencies

•      commodities

•      high yield securities

•      corporate debt

•    The Acquired Fund does not have a comparable investment strategy. However, the Acquired Fund invests in underlying funds that employ leverage and that may have long and short exposure to certain of the underlying funds’ portfolio investments.

• The Acquiring Fund may employ leverage subject to internal controls and may have long and short exposure to certain of its portfolio investments.
• The Acquired Fund does not have a comparable investment strategy.	• The Acquiring Fund may invest up to 25% of its total assets in its Subsidiary.

Acquiring Fund and Acquired Fund Fundamental Investment Limitations

Each Fund has adopted fundamental investment limitations that may not be changed without shareholder approval. The Funds’ fundamental investment limitations are identical, except that the Acquired Fund has adopted an investment policy to be a diversified fund. As a diversified fund, the Acquired Fund may not, with respect to 75% of its assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Acquired Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. Because this limitation does not apply to the Acquiring Fund, if the Reorganization is approved, the former shareholders of the Acquired Fund will be subject to the additional risk that the Acquiring Fund is non-diversified and, thus, can invest a greater portion of its assets in securities of individual issuers than the Acquired Fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Acquiring Fund shares than would occur in the Acquired Fund or other diversified fund.

The Acquired Fund’s and the Acquiring Fund’s fundamental investment limitations are set forth in the table below.

Each Fund shall not:
1. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2. Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.
5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.
6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry.* This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

[*The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.]

Performance Information

The following bar charts and tables compare the potential risks and rewards of investing in the Acquired Fund and the Acquiring Fund. The variability of performance over time provides an indication of the risks of investing in each Fund. The following bar charts show the performance of the shares of each Fund from year to year. The following tables show the performance of the shares of each Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Acquiring Fund Performance

The performance information shown below is based on a calendar year.

[Insert Bar Chart]
2006	6.64%
2007	3.84%
2008	-18.72%
2009	-3.28%
2010	6.18%
2011	3.38%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 9/30/2010)	4.91%	(quarter ended 12/31/2008)	-10.74%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past 1 Year	Past 5 Years	Since Inception (11/29/2005)
Multi-Hedge Strategies Fund	3.38%	-2.17%	-0.61%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	-8.92%	-2.77%	-0.61%

Acquired Fund Performance

The performance information shown below is based on a calendar year.

[Insert Bar Chart]
2009	0.85%
2010	-0.61%
2011	-3.08%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 12/31/2010)	3.62%	(quarter ended 9/30/2011)	-5.31%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past 1 Year	Since Inception (5/1/2008)
Alternative Strategies Allocation Fund	-3.08%	-6.18%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.38%

Acquiring Fund and Acquired Fund Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five fiscal years (or, if shorter, the period of the Fund’s operations) and the six month period ended June 30, 2011. The financial highlights for the Acquiring Fund that are contained in the Fund Prospectus, a copy of which accompanies this Combined Prospectus and Proxy Statement, have been derived from the financial statements and have been audited by Ernst & Young LLP. The Financial highlights for the Acquired Fund may be found in the Fund Prospectus, which accompanies this Combined Prospectus and Proxy Statement, and Annual and Semi-Annual Reports, which are available without charge by calling 1-800-820-0888 or 301-296-5100.

Information About the Advisor and Investment Advisory Arrangements

The Advisor

The Advisor, Security Investors, LLC, which also operates under the name “Rydex Investments,” is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

The Funds also are managed by the same team of investment professionals. The three individuals listed below are jointly and primarily responsible for the day-to-day management of each Fund.

Michael P. Byrum, CFA, Senior Vice President of the Advisor – Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Security Investors since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining Security Investors, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined Security Investors in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

The Fund SAI provides additional information about the portfolio managers’ compensation, management of other accounts, and ownership of Acquired Fund and Acquiring Fund shares, and may be requested free of charge by calling 1-800-820-0888 or 301-296-5100.

Investment Advisory Arrangements

The Advisor has entered into an investment advisory agreement with the Trust pursuant to which it provides advisory services to both the Acquired Fund and the Acquiring Fund. As a result, the terms of the advisory agreement are identical with respect to both Funds.

Acquired Fund. Pursuant to the terms of the investment advisory agreement between the Trust and the Advisor, the Acquired Fund does not pay the Advisor an annual investment advisory fee. This arrangement was agreed upon, in large part, because the Acquired Fund is a fund of funds that primarily invests in other affiliated funds that are advised by the Advisor and pay the Advisor an advisory fee for such advisory services. In addition, as part of its agreement with the Trust, the Advisor pays all expenses of the Acquired Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expenses and extraordinary expenses.

Acquiring Fund. Pursuant to the terms of the investment advisory agreement between the Trust and the Advisor, the Acquiring Fund pays the Advisor an annual fee of 1.15% of the average daily net assets of the Fund. The Advisor has contractually agreed to pay all operating expenses of the Acquiring Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expenses, and extraordinary expenses.

As previously noted, as part of its principal investment strategy, the Acquiring Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Advisor is responsible for the selection of the Subsidiary’s investments and the administration of the Subsidiary’s investment program pursuant to a separate investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Acquiring Fund. The Subsidiary pays the Advisor an advisory fee at an annualized rate based on the average daily net assets of the Subsidiary’s portfolio of 1.15%. However, the Advisor has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Acquiring Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor obtains the prior approval of the Acquiring Fund’s Board for such termination.

The rate of the management fee paid directly or indirectly by the Acquiring Fund is calculated by aggregating the fees paid to the Advisor by the Acquiring Fund (after waivers) and the Subsidiary, and may not increase without the prior approval of the Board and a majority of the Acquiring Fund’s shareholders. The Subsidiary also will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Acquiring Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Acquiring Fund’s assets. Therefore, it is expected that the Acquiring Fund’s investment in the Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and the Subsidiary.

The Advisor bears all of its own costs associated with providing advisory services to the Acquiring Fund and the Acquired Fund, as well as the expenses of the members of the Board who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Security Benefit Corporation and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s January 2010 approval of the investment advisory agreement, with respect to the Funds, is available in the December 31, 2010 Annual Report to Shareholders, which covers the period January 1, 2010 to December 31, 2010.

Other Service Providers

The Acquired Fund and the Acquiring Fund receive services and administrative support from the same service providers, which are listed below.

Transfer Agent:	Rydex Fund Services, LLC 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850
Custodian:	U.S. Bank, N.A. 425 Walnut Street Cincinnati, Ohio 45202
Administrator:	Rydex Fund Services, LLC 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850
Distributor:	Rydex Distributors, LLC 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850
Independent Registered Public Accounting Firm:	Ernst & Young LLP 8484 Westpark Drive McLean, Virginia 22102

Distribution Arrangements

Each Fund has adopted an Investor Services Plan that allows the Distributor directly, or indirectly through other service providers determined by the Distributor (“Service Providers”), to provide investor services to owners of variable contracts or variable insurance policies who, indirectly through insurance company separate accounts, invest in shares of the Funds (“Investors”). Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Funds on behalf of Investors (“Financial Advisors”); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Funds with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds’ portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds’ investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates the Distributor at an annual rate not exceeding 0.25% of the Funds’ average daily net assets. The Distributor is authorized to use its fee to compensate Services Providers for providing Investor services. The fee will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of Funds.

Purchase, Redem ption and Valuation of Shares

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund’s NAV calculated as of that same day.

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). On any day that the NYSE closes early, or the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. Each Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Disclosure Policy

Dividends and Distributions

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board believes that such a distribution would be in the best interests of the shareholders of the Fund.

Valuation Policies

The valuation policies of the Acquired Fund and the Acquiring Fund differ due to the Acquired Fund’s fund of funds structure. Specifically, the Acquired Fund generally values shares of the underlying funds at their NAV. However, with respect to other instruments and investments in the Acquired Fund’s portfolio, the Acquired Fund applies the same valuation policy as used by the Acquiring Fund. For investments other than underlying funds, each Fund calculates its NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders. Each Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early – such as on days in advance of holidays generally observed by the NYSE – the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund SAI.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund’s NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The Acquiring Fund’s Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary’s shares will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

Tax Information

For both the Acquired Fund and the Acquiring Fund, the tax consequences of your investment in a Fund depends on the provisions of the annuity life or life insurance program through which you invest. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which your Fund shares are offered.

Frequent Trading

The Acquired Fund and the Acquiring Fund are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Acquired Fund and the Acquiring Fund.

The Funds’ access to information about individual shareholder transactions made through omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned, directly and indirectly, on an omnibus level by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds’ ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

Portfolio Holdings Disclosure Policies

The Acquired Fund and the Acquiring Fund are subject to the same Portfolio Holdings Disclosure policies and procedures. The Fund SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings. The Fund SAI is available on the Funds’ website, rydex-sgi.com or by calling or writing the Funds. The Fund SAI also may be obtained electronically from the SEC’s website (www.sec.gov).

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

The purpose of the special meeting of shareholders of the Acquired Fund to be held on [April 10], 2012 (such special meeting and any adjournment or postponement thereof, the “Special Meeting”) is set forth in the accompanying Notice and discussed elsewhere in this Combined Prospectus and Proxy Statement. The Special Meeting will be held at 801 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, at 11:00 a.m., Eastern Time. The Acquired Fund Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, the persons named on the enclosed proxy card as proxies will vote on such matters according to their best judgment and in the interests of the Acquired Fund.

The Acquired Fund’s Board is soliciting the proxies related to this Combined Prospectus and Proxy Statement. The votes of shareholders of the Acquiring Fund are not being solicited since their approval is not required in order to effect the Reorganization. This Combined Prospectus and Proxy Statement and the enclosed proxy card are expected to be mailed on or about [February     , 2012] to shareholders of record at the close of business on the Record Date. On the Record Date,              shares of the Acquired Fund were outstanding and entitled to vote.

Voting and Solicitation Information

Each share of the Acquired Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. Acquired Fund shareholders of record as of the Record Date may vote by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope. Shareholders may also vote by telephone or through the internet.

Shares of the Funds are available primarily for insurance products. Life insurance companies will vote shares attributable to insurance products for which no voting instructions are received in proportion (“for” or “withhold authority”) to those shares for which instructions are received. As a result, a small number of insurance product owners could determine the outcome of the vote if other owners fail to vote.

The solicitation of proxies will be largely by mail. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Advisor or its affiliates, without extra pay. Such solicitations may be by telephone, through the Internet, or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Advisor has also retained The Altman Group, who specializes in proxy solicitation to assist with the proxy solicitation process (tabulation, printing and mailing and, if necessary, solicitation), the collection of proxies, and with any necessary follow-up. The Advisor may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The cost of the solicitation, including (a) printing and mailing of this Combined Prospectus and Proxy Statement, (b) the maintenance of the Internet web site relating to this proxy solicitation, (c) payment to The Altman Group for tabulation, printing and mailing services (the amount of which is anticipated to range from approximately $1,385 to $1,453), including solicitations to submit proxies by telephone, and (d) the costs of holding the Special Meeting will be borne by the Advisor or its affiliates.

Quorum and Proxies

In order to hold the Special Meeting, a “quorum” of shareholders of the Acquired Fund must be present. Holders of more than 50% of the total number of shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Plan and for the purpose of transacting any other business which may come before the Special Meeting. Approval of the Reorganization requires the lesser of 67% or more of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy, or more than 50% of the outstanding voting securities of the Acquired Fund.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time without further notice other than by announcement to be given at the Special Meeting until a quorum is met. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Combined Prospectus and Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Any person voting by proxy has the power to revoke such proxy at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Acquired Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan.

Share Ownership of the Funds

As of the close of business on the Record Date, [the officers and trustees of the Trust owned less than 1% of each of the Acquired Fund’s and Acquiring Fund’s outstanding shares].

As of the close of business on the Record Date, [there were no persons who owned, to the knowledge of management, more than 5% of the outstanding shares of the Acquired Fund].

[The following table sets forth, as of the close of business on the Record Date, the persons who owned, to the knowledge of management, more than 5% of the outstanding shares of the Acquiring Fund. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.]

Shareholder Name/Address	Number of Shares	Percentage of Acquired Fund owned	Nature of Ownership

Other Matters

The Acquired Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders, if any, should send their written proposals to Rydex Variable Trust, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, so that the proposals are received within a reasonable time before any such meeting.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN

THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE,

WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

SHAREHOLDERS MAY ALSO VOTE BY TOUCH-TONE TELEPHONE OR

THROUGH THE INTERNET.

By Order of the Board of Trustees

February , 2012

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION, dated as of November 21, 2011 (the “Agreement”), has been adopted by the Board of Trustees of Rydex Variable Trust, a Delaware statutory trust (the “Trust”) to provide for the reorganization of its Alternative Strategies Allocation Fund (the “Acquired Fund”) into its Multi-Hedge Strategies Fund (the “Acquiring Fund”). Security Investors, LLC (the “Advisor”) joins this Agreement solely for purposes of Section 10. The Acquired Fund and the Acquiring Fund are sometimes referred to collectively, as the “Funds” and individually, as a “Fund.”

PRELIMINARY STATEMENTS

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and each of the Acquired Fund and the Acquiring Fund is a separate series of the Trust.

The Board of Trustees (the “Board”) of the Trust has determined that the Reorganization (as defined below) is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization.

The parties hereto agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for (a) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (b) shares of the Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 6 of this Agreement), of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund on the terms and conditions in this Agreement (the “Reorganization”). Shares of the Acquiring Fund that are given in exchange for the assets of the Acquired Fund and the assumption of liabilities are referred to as the “Acquiring Fund Shares,” and the shares of the Acquired Fund that are held by the holders of such shares at the Effective Time are referred to as the “Acquired Fund Shares.” For purposes of this Agreement, the term “Acquiring Fund Shares” refers to all share classes of the Acquiring Fund.

The Reorganization is intended to be a tax-free “reorganization” within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Acquiring Fund without realizing any gain or loss for federal income tax purposes. This also means that the Reorganization is intended to be tax-free with respect to the Acquiring Fund for federal income tax purposes.

AGREEMENTS

The parties to this Agreement covenant and agree as follows:

1.    Plan of Reorganization.    At the Effective Time, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title to those assets, free and clear of all liens, encumbrances and adverse claims, and assign its liabilities to the Acquiring Fund.

The Acquiring Fund shall acquire all of the assets, and shall assume all of the liabilities, of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Acquired Fund, shall, after the Effective Time, attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. If the Acquired Fund is unable to make delivery of any of its portfolio securities pursuant to this Section to the Acquiring Fund for the reason that any of such securities purchased by the Acquired Fund have not yet been delivered to it by the Acquired Fund’s broker or brokers, then in lieu of such delivery, the Acquired Fund shall deliver to the Acquiring Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund, including brokers’ confirmation slips.

2.    Transfer of Assets.    The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill and intangible property, and deferred or prepaid expenses as set forth in the Acquired Fund’s Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund, and any other property owned by the Acquired Fund at the Effective Time.

3.    Liquidation and Termination of the Acquired Fund.    At the Effective Time, the Acquiring Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of Acquiring Fund Shares equal in value to the Acquired Fund Shares held by that shareholder. This liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Acquired Fund and representing the respective number of Acquiring Fund Shares due that shareholder. Following the complete liquidation of the Acquired Fund, all shares of the Acquired Fund shall then be cancelled on the books of the Acquired Fund. Officers of the Trust shall make all necessary filings, if any, with the Securities and Exchange Commission (“SEC”) and other governmental entities to effectuate the termination of the Acquired Fund under the 1940 Act and Delaware law.

4.  Conditions of the Reorganization. The consummation of this Agreement is subject to the following conditions:

(a)  Shares to be Issued upon Reorganization.  The Acquiring Fund Shares to be issued in connection with the Reorganization (i) have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable, and (ii) will be duly registered in conformity with applicable federal and state securities laws, and no shareholder of the Acquiring Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the Acquiring Fund’s Shares.

(b)  Marketable Title to Assets.  The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for these assets, the Acquiring Fund will have good and marketable title to the assets without restriction on the transfer of the assets free and clear of all liens, encumbrances and adverse claims.

(c)  Liabilities.  Each Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Fund’s business as an investment company since the date of its most recent statement of assets and liabilities.

(d)  Taxes.  As of the Effective Time, all federal and other tax returns and reports of each Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

(e)      The Trust shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that:

(1)      each Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

(2)      the shares of the Acquired Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquired Fund;

(3)      the shares of the Acquiring Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquiring Fund and the Acquiring Fund Shares to be delivered to the Acquired Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquiring Fund, and no shareholder of the Acquiring Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof based on a review of the Trust’s Agreement and Declaration of Trust and Bylaws and otherwise to such counsel’s knowledge;

(4)      the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Trust, on behalf of the Funds, is a party or by which it is bound;

(5)      to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the Securities Act of 1933 (the “1933 Act”), state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

(6)      the Trust is registered with the SEC as an investment company under the 1940 Act and such registration is in full force and effect.

Such opinion: (i) shall state that while such counsel has not verified, and is not passing upon and does not assume responsibility for, the accuracy, completeness, or fairness of any portion of the registration statement/information statement on Form N-14, or any amendment thereof or supplement thereto (the “Registration Statement”) relating to the Reorganization, such counsel has generally reviewed and discussed certain information included therein with respect to the Funds with certain officers of the Trust and that in the course of such review and discussion no facts came to the attention of such counsel that caused counsel to believe that, on the respective effective or clearance dates of the Registration Statement, and only insofar as the facts relate to the Funds, the Registration Statement contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Funds contained or incorporated by reference in the Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Trust and its Board and officers.

In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers’ certificates and certificates of public officials.

5.  Further Conditions Precedent to Obligations of the Acquired Fund and the Acquiring Fund.    The obligations of the Acquired Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions as of the Effective Time:

(a)      The Board, on behalf of each of the Acquired Fund and Acquiring Fund, shall have approved this Agreement.

(b)      Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

(c)      The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(d)      The Acquiring Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

(e)      The Board, at a meeting duly called for such purpose, shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

(f)      Prior to the Effective Time, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Effective Time.

(g)      The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Trust on behalf of the Acquiring Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Acquiring Fund for Federal income tax purposes:

(1)      The Reorganization should constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(2)      No gain or loss should be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund.

(3)      No gain or loss should be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of Acquiring Fund Shares to shareholders of the Acquired Fund.

(4)      No gain or loss should be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares (including fractional shares to which they may be entitled).

(5)      The aggregate tax basis of Acquiring Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Fund Shares exchanged.

(6)      The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) should include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset as of the Effective Time.

(7)      The tax basis of the assets of the Acquired Fund received by the Acquiring Fund should be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(8)      The holding period of the assets of the Acquired Fund received by the Acquiring Fund should include the period during which such assets were held by the Acquired Fund.

(9)      The Acquiring Fund should succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting or (ii) any shareholder of the Acquired Fund that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 8(g).

6. Effective Time of the Reorganization.  The exchange of the Acquired Fund’s assets for corresponding Acquiring Fund Shares shall be effective at 4:00 p.m., Eastern Time on [ , 2011], or at such other time and date as fixed by the mutual consent of the parties (the “Effective Time”).

7.  Termination.    This Agreement and the transactions contemplated by this Agreement may be terminated and abandoned with respect to the Acquiring Fund or the Acquired Fund, without penalty, by resolution of the Board or at the discretion of any duly authorized officer of the Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board or such officer, make proceeding with the Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust, the Board, or officers of the Trust.

8.    Amendment and Waiver.      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, that no amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Acquired Fund’s shareholders under this Agreement to the detriment of the Acquired Fund’s shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (this waiver must be in writing and authorized by the President or any Vice President of the Trust with or without the approval of either Fund’s shareholders).

9. Indemnification.

(a)  The Acquiring Fund shall indemnify, defend and hold harmless the Acquired Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

(b)  The Acquired Fund, with respect to any claim asserted prior to the Effective Time, shall indemnify, defend and hold harmless the Acquiring Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  Fees and Expenses. Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by the Advisor. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Advisor agrees that all such fees and expenses so borne and paid, shall be paid directly by the Advisor (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

11. Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer of any rights or obligations shall be made by any party without the written consent of the other party. Nothing in this Agreement expressed or implied is intended nor shall be construed to confer upon or give any person, firm or corporation (other than the parties and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

12. Binding Nature of Agreement.  As provided in the Trust’s Bylaws, as amended and supplemented to date, this Agreement was authorized by the Trustees of the Trust, on behalf of the Acquiring Fund and the Acquired Fund, as Trustees and not individually, and executed by the undersigned officers of the Trust, as officers and not individually. The obligations of this Agreement are not binding upon the undersigned officers, Trustees, shareholders, nominees or agents individually, but are binding only upon the assets and property of the Acquired Fund and the Acquiring Fund. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

RYDEX VARIABLE TRUST
on behalf of Alternative Strategies Allocation Fund and Multi-Hedge Strategies Fund

By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTION 10.
Security Investors, LLC

By:
Name:
Title:

PART B

STATEMENT OF ADDITIONAL INFORMATION

Relating to the Acquisition of the assets and stated liabilities of the

ALTERNATIVE STRATEGIES ALLOCATION FUND,

a series of Rydex Variable Trust

801 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 OR 301-296-5100

By and in exchange for shares of the

Multi-Hedge Strategies Fund,

a series of Rydex Variable Trust

801 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 OR 301-296-5100

This SAI contains information that may be of interest to shareholders of the Acquired Fund relating to the Reorganization, but which is not included in the related Combined Prospectus and Proxy Statement dated February       , 2012 (the “Combined Prospectus and Proxy Statement”).

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus and Proxy Statement. The Combined Prospectus and Proxy Statement has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available upon request and without charge by writing to the Acquiring Fund at Rydex Variable Trust, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus and Proxy Statement.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND	1

FINANCIAL STATEMENTS	1

EXHIBIT A – PRO FORMA FINANCIAL INFORMATION	A-1

i

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of the Rydex Variable Trust Alternative Strategies Allocation Fund (the “Acquired Fund”) into the Rydex Variable Trust Multi-Hedge Strategies Fund (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”). As described in the Combined Prospectus and Proxy Statement, the Reorganization would involve the transfer of the assets of the Acquired Fund in exchange for the assumption of certain stated liabilities of the Acquired Fund and shares of the Acquiring Fund. The Acquired Fund subsequently will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

The Acquired Fund and the Acquiring Fund are each a separate series of Rydex Variable Trust (the “Trust”). The Acquired Fund is a diversified fund while the Acquiring Fund is not. The Trust is an open-end management investment company that was organized as a Delaware statutory trust on June 11, 1998. Additional information about the Acquiring Fund and the Acquired Fund may be found in the Fund Prospectus, Fund SAI, and Shareholder Reports incorporated by reference into the SAI and listed below.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of the Funds for the fiscal year ended December 31, 2010, as filed with the SEC on March 10, 2011 (SEC Accession No. 0000950123-11-024197); and (ii) the Semi-Annual Report to Shareholders of the Funds for the fiscal period ended June 30, 2011, as filed with the SEC on September 8, 2011 (SEC Accession No. 0000950123-11-083463). In addition, the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2011 will be available on the Acquiring Fund’s website at www.rydexsgi.com or by calling Rydex/SGI Client Services at 800-820-0888. Each of these reports contains historical financial information regarding the Funds. The financial statements therein, and, in the case of the Annual Report, the report of independent registered public accountants therein, are incorporated herein by reference.

1

EXHIBIT A

Pro Forma Financial Information

Alternative Strategies Allocation Fund into Multi-Hedge Strategies Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Alternative Strategies Allocation Fund (the “Acquired Fund”) and the Multi-Hedge Strategies Fund (the “Acquiring Fund”) for the twelve-month period ended December 31, 2011. The unaudited pro forma financial information should be read in conjunction with the annual shareholder reports of the Acquired Fund and the Acquiring Fund, dated December 31, 2010.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended December 31, 2011 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on January 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares for the Acquiring Fund.

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquired Fund is structured as a fund of funds that seeks to achieve its investment objective by investing principally in a portfolio of affiliated and unaffiliated funds, including the Acquiring Fund. The Acquiring Fund seeks to achieve its investment objective by investing primarily in domestic and foreign common stock and other instruments directly. Accordingly, the Acquired Fund’s portfolio holdings are not identical to the portfolio holdings of the Acquiring Fund. As a result, the Advisor may redeem in-kind certain of the Acquired Fund’s portfolio investments, so that the Acquiring Fund may accept the Acquired Fund’s assets. It also may be necessary to dispose of or purchase certain investments.

Acquired Fund’s and Acquiring Fund’s Net Assets as of December 31, 2011

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of December 31, 2011.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments*	Pro Forma Combined Net Assets
$6,326,799	$18,622,821	$(982,405)	$23,967,215

2

*	Pro forma combined net assets are reduced by the amount of the Acquired Fund’s position held in the Acquiring Fund as of December 31, 2011.

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on January 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Management fees (a)	$60,349
Expenses waived by Advisor (b)	(6,793)

(a) The advisory fees have been adjusted to reflect the advisory fees in effect for the Acquiring Fund based on pro forma combined net assets. Under the terms of an investment advisory contract, the Acquiring Fund (and its Subsidiary) pays an investment advisory fee calculated at an annualized rate of 1.15% of the average daily net assets. The Acquired Fund does not pay an annual investment advisory fee, in large part, because the Acquired Fund is a fund of funds that primarily invests in other affiliated funds that are advised by the Advisor and pay the Advisor an advisory fee for such advisory services.

(b) The Advisor has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The Advisor, or its affiliates, and not the Acquired Fund or the Acquiring Fund, will pay the expenses directly related to the proposed Reorganization. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund and its shareholders. Such expenses are expected to be minimal.

Capital Loss Carryforwards

At December 31, 2010, the Acquiring Fund and Acquired Fund had capital loss carryforwards of $10,434,593 and $571,528, respectively. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, the Acquiring Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

3

PART C

OTHER INFORMATION

Item 15.	Indemnification:

Rydex Variable Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a)

no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c)

expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant’s Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

1

Item 16.	Exhibits:

(1)(a)

Registrant’s Certificate of Trust, dated June 11, 1998, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(1)(b)

Registrant’s Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(1)(c)

Amendment dated November 21, 2005 to the Registrant’s Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(2)

Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(1) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

(5)	Reference is made to Article VII of the Registrant’s Declaration of Trust dated June 11, 1998, which has been incorporated herein by reference in Exhibit (1)(b) of this Registration Statement.

(6)(a)

Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-11-010888 on February 28, 2011.

(6)(b)	Amendment dated January 3, 2011 to the Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC (now, Security Investors, LLC) is filed herewith.

(7)(a)

Distribution Agreement dated August 1, 2010 between the Registrant and Rydex Distributors, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-11-010888 on February 28, 2011.

2

(7)(b)

Investor Services Agreement dated August 1, 2010 between the Registrant and Rydex Distributors, LLC is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-11-010888 on February 28, 2011.

(7)(c)

Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-99-015244 on April 16, 1999.

(7)(d)

Amendment dated February 12, 2010 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

(8)	Not applicable.

(9)(a)

Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank National Association is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-024090 on April 30, 2010.

(10)	Not applicable.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding the legality of securities being issued, is filed herewith.

(12)	Form of Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

(13)(a)

Third Amended and Restated Service Agreement dated August 11, 1998, as amended November 15, 2004, August 29, 2005 and August 28, 2006, between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

(13)(b)

Amendment dated February 12, 2010 to the Third Amended and Restated Service Agreement dated August 11, 1998, as amended November 15, 2004, August 29, 2005 and August 28, 2006, between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

3

(13)(c)

Accounting Services Agreement dated August 11, 1998, and as amended, between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC), is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-037424 on October 16, 1998.

(13)(d)

Amendment dated February 12, 2010 to the Accounting Service Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

(14)	Consent of Ernst & Young LLP is filed herewith.

(15)	Not applicable.

(16)

Powers of Attorney for Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-11-010888 on February 28, 2011.

(17)(a)

Combined Code of Ethics for Registrant, Security Advisors, LLC (investment adviser) and Rydex Distributors, LLC (principal underwriter), as approved by the Board of Trustees on May 19, 2010, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 101 to Rydex Series Funds’ Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-069956 on July 30, 2010.

(17)(b)

Prospectus and Statement of Additional Information dated May 1, 2011 is incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-11-024195 on April 29, 2011.

(17)(c)

Semi-Annual Report of Independent Registered Public Accounting firm dated June 30, 2011 is incorporated herein by reference to the Registrant’s Form N-CSRS filing, as filed with the SEC via EDGAR Accession No. 0000950123-11-083463 on September 8, 2011.

4

(17)(e)

Annual Report of Independent Registered Public Accounting firm dated December 31, 2011, and audited financial statements, are incorporated herein by reference to the Registrant’s Form N-CSR filing, as filed with the SEC via EDGAR Accession No. 0000950123-11-024197 on March 10, 2011.

Item 17.	Undertakings:

(1)

The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

5

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Rockville, and State of Maryland on this 31st day of January, 2012.

Rydex Variable Trust

*
Richard M. Goldman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Richard M. Goldman	President and Member of the Board of Trustees	January 31, 2012

* J.Kenneth Dalton	Member of the Board of Trustees	January 31, 2012

* John O. Demaret	Member of the Board of Trustees	January 31, 2012

* Patrick T. McCarville	Member of the Board of Trustees	January 31, 2012

* Roger Somers	Member of the Board of Trustees	January 31, 2012

* Corey A. Colehour	Member of the Board of Trustees	January 31, 2012

* Werner E. Keller	Member of the Board of Trustees	January 31, 2012

* Thomas F. Lydon	Member of the Board of Trustees	January 31, 2012

/s/ NICK BONOS Nick Bonos	Vice President and Treasurer	January 31, 2012

*	/s/ NICK BONOS
Nick Bonos

*	Attorney-in-Fact, pursuant to power of attorney